Fair Value Measurements - Schedule of Fair Value of Assets Measured on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - Impaired Loans [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 2,073	$ 3,118
Level III [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 2,073	$ 3,118